LIBERTY FUNDS
                           Supplement to Prospectuses

                              Equity Funds
                              ____________

                          Liberty Acorn Twenty
                           Liberty Acorn USA
                      Liberty Growth & Income Fund
                           Liberty Select Value Fund

                            Fixed Income Funds
                            __________________

                     Liberty High Yield Securities Fund
                      Liberty High Yield Municipal Fund
                     Liberty California Tax-Exempt Fund
                    Liberty Connecticut Tax-Exempt Fund
                   Liberty Massachusetts Tax-Exempt Fund
                     Liberty New York Tax-Exempt Fund
                       Liberty Ohio Tax-Exempt Fund
                        Liberty Tax-Exempt Fund
                    Liberty Tax-Exempt Insured Fund


Effective June 1, 2001 through July 31, 2001, the initial sales charge (load) for certain Class A share purchases is reduced and the Funds' distributor, Liberty Funds Distributor, Inc., is offering an enhanced commission schedule on certain Class A and C shares purchases, as noted below.


EQUITY FUNDS - Class A Shares
------------------------------------ -------------------- --------------------- ---------------- -------------------------
Purchase Price                       Initial Sales        Reduced Initial       As a % of your   Dealer Commission (% of
(amount of transaction)              Charge (as a % of    Sales Charge (as a    investment       offering price received
                                     the offering price)  % of the offering                      by financial advisor
                                                          price)                                 firm)

------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
Less than $50,000                    5.75%                3.00%                 3.09%            4.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
$50,000 to less than $100,000        4.50%                3.00%                 3.09%            4.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
$100,000 to less than $250,000       3.50%                3.00%                 3.09%            4.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
$250,000 to less than $500,000       2.50%                2.00%                 2.04%            3.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------


FIXED INCOME FUNDS - Class A Shares
------------------------------------ -------------------- --------------------- ---------------- -------------------------
Purchase Price                       Initial Sales        Reduced Initial       As a % of your   Dealer Commission (% of
(amount of transaction)              Charge (as a % of    Sales Charge (as a    investment       offering price received
                                     the offering price)  % of the offering                      by financial advisor
                                                          price)                                 firm)
------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
Less than $50,000                    4.75%                3.00%                 3.09%            4.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
$50,000 to less than $100,000        4.50%                3.00%                 3.09%            4.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
$100,000 to less than $250,000       3.50%                3.00%                 3.09%            4.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------
------------------------------------ -------------------- --------------------- ---------------- -------------------------
$250,000 to less than $500,000       2.50%                2.00%                 2.04%            3.00%
------------------------------------ -------------------- --------------------- ---------------- -------------------------

EQUITY AND FIXED INCOME FUNDS - Class C Shares
During this promotional period, the distributor will pay the financial advisor firm an up-front commission of 2.00% on sales of Class C shares.





G-36/051G-0501                                                     June 1, 2001